Geographical Segmented Information (Tables)	6 Months Ended
Jun. 30, 2023
Geographical Segmented Information [Abstract]
Schedule of Identifiable Assets by Geographic Segments	Details of identifiable assets by geographic segments are as follows:
	Restricted deposits	Deposits	Goodwill	Property and equipment	Intangible assets
June 30, 2023
Canada	$8,672	$-	$-	$-	$-
USA	-	100,000	-	18,504	5,700,984

	$8,672	$100,000	-	$18,504	$5,700,984

June 30, 2022
Canada	$8,922	$-	$-	$-	$-
USA	-	100,000	6,580,660	268,642	9,387,325

	$8,922	$100,000	6,580,660	$268,642	$9,387,325